Profit Before Income Tax - Summary of Other Gains and Losses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Net gain on financial assets mandatorily at FVTPL	$ 10,244,928	$ 333,385	$ 1,199,065	$ 3,211,125
Net loss arising on financial instruments held for trading	(6,137,183)	(199,713)	(2,689,070)	(3,282,973)
Gain on disposal of subsidiaries (Note 30)			17,340,418	802,753
Foreign exchange gains (losses), net	(2,459,474)	(80,035)	1,395,054	1,005,374
Gain recognized in bargain purchase transaction (Note 29)			33,114
Impairment loss on investments accounted for using the equity method (Note 14)	(61,206)	(1,992)
Gain (loss) on disposal of investments accounted for using the equity method	80,317	2,614	(67,482)	91,297
Other gains and losses	$ 1,667,382	$ 54,259	$ 17,211,099	$ 1,827,576